Employee Benefit Plans (Summary of Changes Recognized in Other Comprehensive Income (Loss) (Details) - Amended and Restated SERP Plan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	$ 2,949	$ 0
Net loss (gain) arising during period	14	0
Amortization or curtailment recognition of prior service (cost) credit	(264)	0
Amortization or settlement recognition of net gain (loss)	(3)	0
Total recognized in other comprehensive loss (income)	$ 2,696	$ 0